Financial Risk Management - Summary of Maturity Analysis of Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (86,152)	R$ (48,431)
2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(18,764)
2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(20,951)	(9,510)
2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(16,287)	(6,535)
2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(13,789)	(5,786)
2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,749)	(5,123)
2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,201)	(2,713)
2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,548)
2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,667)
2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(962)
Total contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(100,721)	(68,582)
Total contractual cash flows [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(21,532)
Total contractual cash flows [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(21,569)	(11,304)
Total contractual cash flows [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(19,097)	(10,051)
Total contractual cash flows [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,490)	(10,051)
Total contractual cash flows [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,238)	(10,051)
Total contractual cash flows [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(13,148)	(5,863)
Total contractual cash flows [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,548)
Total contractual cash flows [Member] | 2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,667)
Total contractual cash flows [Member] | 2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(962)
Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(49,815)	(68,582)
Brazil [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(21,532)
Brazil [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(11,903)	(11,034)
Brazil [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,580)	(10,051)
Brazil [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,580)	(10,051)
Brazil [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,580)	(10,051)
Brazil [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(6,172)	(5,863)
Brazil [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	0
USA [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(36,238)	0
USA [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		0
USA [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,307)	R$ 0
USA [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,449)
USA [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,914)
USA [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,141)
USA [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,311)
USA [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,486)
USA [Member] | 2032
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,667)
USA [Member] | 2033
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(962)
Others [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(14,668)
Others [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,359)
Others [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,068)
Others [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,995)
Others [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,517)
Others [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,666)
Others [Member] | 2031
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (62)